Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC ETFs
FIRST QUARTER REPORT
January 31, 2023 (Unaudited)
Columbia Seligman Semiconductor and Technology ETF
An Actively Managed ETF

PORTFOLIO OF INVESTMENTS
Columbia Seligman Semiconductor and Technology ETF
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Seligman Semiconductor and Technology ETF | First Quarter Report 2023
Notes to Portfolio of Investments
Common Stocks 97 .4%
Issuer Shares Value ($)
Communication Services  1.6%
Interactive Media & Services 1.6%
Alphabet, Inc. Class C
(a)
2,597 259,363
Total Communication Services 259,363
Industrials  2.5%
Electrical Equipment 2.5%
Bloom Energy Corp. Class A
(a)
16,669 415,558
Total Industrials 415,558
Information Technology  93.3%
Electronic Equipment, Instruments & Components 2.4%
Advanced Energy Industries, Inc. 4,240 393,217
Semiconductors & Semiconductor Equipment 79.1%
Advanced Micro Devices, Inc.
(a)
1,216 91,383
Analog Devices, Inc. 4,305 738,178
Applied Materials, Inc. 5,172 576,626
Broadcom, Inc. 1,505 880,440
Diodes, Inc.
(a)
1,543 137,620
Entegris, Inc. 709 57,223
GLOBALFOUNDRIES, Inc.
(a)
8,003 474,418
Ichor Holdings Ltd.
(a)
2,599 87,846
indie Semiconductor, Inc. Class A
(a)
27,864 222,076
Intel Corp. 11,174 315,777
KLA Corp. 1,840 722,163
Lam Research Corp. 2,351 1,175,735
Marvell Technology, Inc. 11,439 493,593
MaxLinear, Inc.
(a)
4,937 203,405
Microchip Technology, Inc. 10,478 813,302
Micron Technology, Inc. 8,678 523,284
MKS Instruments, Inc. 916 93,725
NXP Semiconductors NV 3,391 624,995
ON Semiconductor Corp.
(a)
6,282 461,413
Qorvo, Inc.
(a)
4,593 499,075
QUALCOMM, Inc. 3,533 470,631
Common Stocks (continued)
Issuer Shares Value ($)
Rambus, Inc.
(a)
11,367 460,023
Semtech Corp.
(a)
2,912 96,183
Silicon Laboratories, Inc.
(a)
1,020 160,048
Skyworks Solutions, Inc. 2,448 268,472
SMART Global Holdings, Inc.
(a)
10,713 184,157
STMicroelectronics NV 6,781 320,199
Synaptics, Inc.
(a)
4,784 598,144
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 4,518 418,954
Teradyne, Inc. 5,583 567,791
Tower Semiconductor Ltd.
(a)
7,444 311,085
Total 13,047,964
Software 8.2%
Adeia, Inc. 13,019 142,558
Cadence Design Systems, Inc.
(a)
3,070 561,288
Synopsys, Inc.
(a)
1,842 651,608
Total 1,355,454
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc. 1,005 145,012
Western Digital Corp.
(a)
10,074 442,752
Total 587,764
Total Information Technology 15,384,399
Total Common Stocks
(Cost $15,216,974) 16,059,320
Money Market Funds 2 .7%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.221%
(b)
446,347 446,347
Total Money Market Funds
(Cost $446,347) 446,347
Total Investments in Securities
(Cost $15,663,321) 16,505,667
Other Assets & Liabilities, Net (8,541)
Net Assets 16,497,126
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
ADR American Depositary Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT321_10_N01_(03/23)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.